Property and Equipment, Net	12 Months Ended
Jun. 30, 2023
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 3 – Property and equipment, net

Property and equipment consist of the following:

	June 30, 2023	June 30, 2022

Leasehold improvement	$621,417	$601,527
Office furniture, equipment and others	74,104	74,578
Motor vehicles	221,472	222,608
Total	916,993	898,713
Less: accumulated depreciation	(476,164)	(186,119)
Total	$440,829	$712,594

Depreciation expense for the years ended June 30, 2023, 2022 and 2021, amounted to $293,135, $150,147 and $26,456, respectively.

During the year ended June 30, 2023, 2022 and 2021, there was a loss on disposal of property and equipment amounted to approximately $1,415, nil and nil respectively.